SCHEDULE OF SEGMENT REPORTING (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Property, plant and equipment		$ 26,744		$ 26,744		$ 25,830	$ 24,818
Capital expenditures		(4,399)		(4,399)		(7,668)
Mineral rights		20,436		20,436		20,511
Assets	[1]	71,126		71,126		73,279
Liabilities	[1]	24,078		24,078		22,837
Revenues		9,717	$ 687	19,498	$ 6,248
Cost of sales		(7,587)	(3,307)	(15,530)	(10,055)
Exploration		1,800	258	2,873	631
Other income (expense)		(188)	1,172	(837)	567
Finance expense		1,025	(554)	1,750	1,537
Income tax recovery (expense)		22	(97)	(8)	855
Net income (loss)		(2,545)	(3,400)	(5,467)	(9,771)
Corporate administrative expenses		1,151	1,155	2,595	2,088
CORPORATE [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		861		861		953
Capital expenditures		(13)		(13)		(48)
Mineral rights		19,727		19,727		19,707
Assets	[1]	28,663		28,663		32,382
Liabilities	[1]	12,315		12,315		10,878
Exploration		(749)	(93)	(1,242)	(160)
Other income (expense)		(141)	26	(722)	1,456
Finance expense		(1,019)	572	(1,699)	(487)
Income tax recovery (expense)		52		84	(47)
Net income (loss)		(3,497)	(1,840)	(7,562)	(2,746)
Corporate administrative expenses		(1,640)	(2,345)	(3,983)	(3,508)
Mexico [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		25,883		25,883		24,877
Capital expenditures		(4,386)		(4,386)		(7,620)
Mineral rights		709		709		804
Assets	[1]	42,463		42,463		40,897
Liabilities	[1]	11,763		11,763		$ 11,959
Revenues		9,717	687	19,498	6,248
Cost of sales		(7,587)	(3,307)	(15,530)	(10,055)
Exploration		(1,051)	(165)	(1,631)	(471)
Other income (expense)		(47)	1,146	(115)	(889)
Finance expense		(6)	(18)	(51)	(1,050)
Income tax recovery (expense)		(74)	97	(76)	(808)
Net income (loss)		$ 952	$ (1,560)	$ 2,095	$ (7,025)

[1]	Certain comparative period balances related to deferred income tax and foreign exchange impacts have been reallocated to conform with the current interim period allocation. As a result, total assets for Mexico and Corporate as at December 31, 2020, previously reported as $63,062 and $10,217, were revised to $40,897 and $32,382, respectively.